RELATED PARTY TRANSACTIONS - Loans Borrowed From Related Party And Guarantees (Details) ¥ in Millions	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 27, 2025 CNY (¥)	Mar. 27, 2025 USD ($)	Dec. 24, 2024 CNY (¥)	Dec. 24, 2024 USD ($)	Dec. 09, 2024 CNY (¥)	Dec. 09, 2024 USD ($)	Jun. 02, 2023 CNY (¥)	Jun. 02, 2023 USD ($)
Short Term Loan China Citic Bank
RELATED PARTY TRANSACTIONS
Debt amount	¥ 10.0	$ 1,378,037					¥ 10.0	$ 1,378,037
BOC 5.0 million
RELATED PARTY TRANSACTIONS
Debt amount			¥ 5.0	$ 689,018	¥ 5.0	$ 689,018
Related party | Mr. Jie Xiao
RELATED PARTY TRANSACTIONS
Maximum guarantee amount	10.0	1,378,037					¥ 10.0	$ 1,378,037
Related party | Jie Xiao And Xinjiang YSX
RELATED PARTY TRANSACTIONS
Maximum guarantee amount			¥ 5.0	$ 689,018	¥ 5.0	$ 689,018
Mr. Jie Xiao | Loan from GZ Rural Bank
RELATED PARTY TRANSACTIONS
Debt amount	10.0	$ 1,378,037							¥ 10.0	$ 1,378,037
Mr. Jie Xiao | Credit Guarantee Provided | Loan from GZ Rural Bank
RELATED PARTY TRANSACTIONS
Debt amount	¥ 10.0